VESSELS UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2019
Vessels Under Capital Leases [Abstract]
VESSELS UNDER FINANCE LEASE, NET	VESSELS UNDER FINANCE LEASE, NET

As of June 30, 2019, we held one vessel, the Golden Eclipse, under finance lease (December 31, 2018: one vessel). The lease was for an initial term of 10 years and expires during April 2020.

(in thousands of $)
Balance at December 31, 2018	1,165
Depreciation	(444)
Balance at June 30, 2019	721

The outstanding obligations under finance leases at December 31, 2018 are payable as follows:

(in thousands of $)
2019	5,944
2020	1,791
Thereafter	—
Minimum lease payments	7,735
Less: imputed interest	(300)
Present value of obligations under finance leases	7,435

The outstanding obligations under finance leases at June 30, 2019 are payable as follows:

(in thousands of $)
2019 (remaining six months)	2,996
2020	1,791
Thereafter	—
Minimum lease payments	4,787
Less: imputed interest	(100)
Present value of obligations under finance leases	4,687

We recognized the following expenses in relation to the amortization of finance lease assets and obligations for the six months ended:

(in thousands of $)	June 30, 2019	June 30, 2018
Depreciation of vessels under finance lease	444	444
Interest expense on obligations under finance lease	200	400
Total finance lease expense, net	644	844

As of June 30, 2019, we had the following purchase option for the vessel:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Eclipse	April 2020	33,550

Our lease obligation is secured by the lessor's title to the leased asset and by a guarantee issued to the lessor.